February 22, 2019

Via EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C. 20549

Re:	Principal Variable Contracts Funds, Inc.
PRE 14A
File No. 811-01944
Dear Sir or Madam,
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).
The Proxy Statement is being filed to solicit shareholders of the Registrant’s series with a December 31 fiscal year end relating to a joint annual meeting of shareholders of Principal Variable Contracts Funds, Inc., Principal Funds, Inc., and Principal Exchange-Traded Funds to be held on April 25, 2019. It is our intent to file the Definitive 14A on March 4, 2019.
If you have questions, please call me at 515-247-5419 or Adam Shaikh at 515-235-9328.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel, Registrant